Note 21 - Dividends and Distributions (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 CAD ($) $ / shares		Dec. 31, 2019 $ / shares		Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 02, 2019	Mar. 31, 2019	[1]	Sep. 12, 2018
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	8.75%	8.75%	[1]	8.75%	[1]	8.75%	8.75%	8.75%	8.75%		8.75%
Senior unsecured 8.75% term loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, EBITDA covenant ratio									1.5
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.125		$ 0.125				$ 0.375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 18,662		$ 18,714				$ 55,868
Dividends recognised as distributions to owners per share | $ / shares	$ 0.125		$ 0.125				$ 0.375
Dividends recognised as distributions to owners of parent | $	$ 295		$ 23				$ 1,263
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.53125			$ 1.0625			$ 1.0625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 2,477		$ 6,622				$ 8,895

[1]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at December 31, 2019, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company.